Label	Element	Value
Innovator U.S. Equity Accelerated Plus ETF® - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $5.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.00%
Innovator U.S. Equity Accelerated Plus ETF® - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $559.36 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	17.30%
Innovator U.S. Equity Accelerated Plus ETF® - April | SPDR S&P 500 ETF Trust, Expiration: 03/31/2026; Exercise Price: $590.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(16.60%)